REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule Segment Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 segments	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of reportable units	2
Revenues	$ 7,066	$ 12,472	$ 13,126
Adjusted EBITDA	(1,188)	2,130	2,479
Enterprise Segment [Member]
Segment Reporting Information [Line Items]
Revenues	6,601	7,817	9,041
Adjusted EBITDA	512	1,231	1,701
Service Providers Segment [Member]
Segment Reporting Information [Line Items]
Revenues	465	4,655	4,085
Adjusted EBITDA	$ (1,700)	$ 899	$ 778